Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.16%
Australia — 4.76%
Emeco Holdings Ltd.(a)	4,472,119	$2,556,767
Fiducian Group Ltd	364,458	2,051,945
MA Financial Group Ltd	473,917	1,955,511
PeopleIN Ltd	2,610,546	1,492,482
		8,056,705
Belgium — 2.66%
Melexis NV	26,149	1,585,691
X-Fab Silicon Foundries S.E.(a)(b)(c)	562,146	2,910,083
		4,495,774
Brazil — 2.45%
Armac Locacao Logistica E Servicos SA	979,900	826,389
Patria Investments Limited(a)	279,093	3,318,416
		4,144,805
Canada — 1.88%
BioSyent Inc	113,187	856,486
Converge Technology Solutions Corporation	545,779	1,272,763
Winpak Ltd.(a)	35,083	1,043,551
		3,172,800
China — 8.21%
Alibaba.Com Limited	164,600	1,865,258
Chaoju Eye Care Holdings Ltd	6,490,500	2,515,552
China Meidong Auto Holdings(a)	5,155,000	1,468,689
China Yongda Automobiles Services Holdings Limited(a)	6,874,500	2,232,081
IMAX China Holding, Inc.	523,200	496,876
Li Ning Company Limited	431,000	886,111
TK Group Holdings Ltd(c)	8,707,283	2,167,867
WH Group Ltd.(a)	1,980,000	1,542,418
Xin Point Holdings Ltd(c)	1,348,984	725,386
		13,900,238
Colombia — 0.35%
Parex Resources, Inc.(a)	61,660	587,468

France — 2.91%
Antin Infrastructure Partners	96,295	1,125,954
Virbac SA	6,272	2,106,487
Wendel S.A.(a)	17,030	1,683,228
		4,915,669
Germany — 1.17%
Elmos Semiconductor AG(a)	26,815	1,973,531

Hong Kong — 4.98%
Plover Bay Tech(c)	13,568,539	8,428,043

India — 1.07%
City Union Bank Ltd	900,496	1,805,157

Indonesia — 0.58%
Aspirasi Hidup Indonesia	20,871,600	979,617

Japan — 11.45%
BayCurrent, Inc.	85,600	3,667,767
Central Automotive NPV(a)	48,900	1,452,016
gremz Inc	78,400	1,184,968
Halows Company Ltd.	53,400	1,313,617
	Shares	Fair Value
COMMON STOCKS — 96.16% (continued)
Japan — 11.45% (continued)
Jeol Ltd.	46,800	$1,740,922
Rise Consulting Group Inc(a)	660,900	2,889,339
Sun*, Inc.(a)	273,300	1,226,540
System Support, Inc.	141,700	1,813,691
Syuppin Company, Ltd.	189,200	1,354,182
ULS Group Inc	52,800	1,695,494
User Local, Inc.	70,000	823,296
WDB coco Co., Ltd.	9,900	217,044
		19,378,876
Mexico — 1.55%
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	191,500	1,769,099
Regional SAB de CV(a)	131,600	857,957
		2,627,056
Netherlands — 1.76%
Flow Traders Ltd.	118,710	2,972,980

Philippines — 0.83%
Concepcion Industrial	1,259,700	307,055
Pryce Corp	6,013,600	1,091,136
		1,398,191
Poland — 1.50%
Auto Partner SA	276,999	1,245,123
Inter Cars SA	9,001	1,290,379
		2,535,502
Singapore — 4.48%
Riverstone Holdings Ltd.(a)	10,105,275	7,584,366

Sweden — 1.01%
Fasadgruppen Group AB	229,638	891,566
RVRC Holding AB	183,225	817,619
		1,709,185
Taiwan — 1.87%
Acer E-Enabling Service Busine	262,000	2,085,987
Allied Supreme Corp	121,000	1,071,641
		3,157,628
United Kingdom — 13.86%
B & M European Value Retail SA	970,695	3,901,414
CVS Group plc	219,417	2,666,592
Endava plc - ADR(a)	46,225	1,498,615
Foresight Group Holdings Ltd	284,417	1,389,671
FRP Advisory Group PLC	1,212,240	2,029,470
Marex Group PLC(a)	71,899	2,566,075
Petershill Partners PLC(a)(b)(c)	2,122,299	7,277,161
Pollen Street Group Ltd	129,693	1,270,585
Renew Holdings PLC(a)	93,989	853,195
		23,452,778
United States — 22.61%
Alamo Group, Inc.	11,025	2,045,799
Arizona Sonoran Copper Company, Inc.(a)	1,594,389	1,820,680
Barrett Business Services, Inc.	25,000	1,083,250
Burford Capital Ltd(a)	142,966	2,007,243
Dollar General Corporation	28,500	2,025,210
Esquire Financial Holdings, Inc.	20,950	1,872,302
Five Below, Inc.(a)	35,650	3,343,257
GQG Partners Inc	742,902	992,567

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 96.16% (continued)
United States — 22.61% (continued)
Grocery Outlet Holding Corporation(a)	123,700	$2,002,703
Hackett Group, Inc. (The)	50,865	1,570,711
Healthcare Services Group, Inc.(a)	148,651	1,648,540
Littelfuse, Inc.	5,485	1,307,405
Lululemon Athletica, Inc.(a)	3,075	1,273,665
Malibu Boats, Inc., Class A(a)	38,105	1,459,040
P10 Inc	296,793	4,054,192
Perella Weinberg Partners	93,275	2,408,361
Plumas Bancorp(a)	20,000	912,000
Shoals Technologies Group, Inc., Class A(a)	353,373	1,689,123
Western Alliance Bancorp	28,405	2,495,946
YETI Holdings, Inc.(a)	60,275	2,245,847
		38,257,841
Vietnam — 4.22%
Asia Commercial Bank JSC(a)	1,395,870	1,411,742
FPT Corp	216,192	1,323,114
Hoa Phat Group(a)	1,456,800	1,543,110
Vietnam Technological & Comm Joint-stock Bank(a)	2,891,800	2,855,458
		7,133,424
Total Common Stocks (Cost $145,552,753)		162,667,634

Total Common Stocks/ Investments — 96.16%
(Cost $145,552,753)		162,667,634

Securities Sold Short — (0.32)%		(542,315)

Other Assets in Excess of Liabilities — 4.16%		7,038,228

NET ASSETS — 100.00%		$169,163,547

	Shares	Fair Value
SECURITIES SOLD SHORT
COMMON STOCK — (0.32)%
United States — (0.32)%
Sprouts Farmers Market, Inc.(s)	3,425	(542,315)

Total Common Stock
(Proceeds $483,650)		(542,315)

(a)	Non-income producing security.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $10,187,244, representing 6.02% of net assets.

(C)

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1934, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $21,508,540, representing 12.71% of net assets.

Sector Composition (January 31, 2025)
Financials	29.2%
Technology	17.9%
Consumer Discretionary	11.8%
Industrials	11.0%
Health Care	10.5%
Consumer Staples	8.0%
Materials	4.8%
Energy	1.3%
Utilities	1.3%
Other Assets in Excess of Liabilities	4.2%
Total	100%

Industry Composition (January 31, 2025)
Private Equity	12.3%
It Services	7.9%
Banks	7.2%
Mass Merchants	5.5%
Communications Equipment	5.0%
Health Care Supplies	4.5%
Professional Services	4.2%
Health Care Services	3.2%
Institutional Brokerage	3.2%
Investment Management	2.6%
Automotive Retailers	2.2%
Semiconductor Devices	2.1%
Specialty & Generic Pharma	1.8%
Semiconductor Mfg	1.7%
Automotive Wholesalers	1.6%
Industrial Wholesale & Rental	1.5%
Other Financial Services	1.5%
Sporting Goods	1.3%
Specialty Apparel Stores	1.3%
Rubber & Plastic	1.3%
Agricultural Machinery	1.2%
Application Software	1.2%
Wealth Management	1.2%
Commercial Finance	1.2%
Food & Beverage Wholesalers	1.2%
Online Marketplace	1.1%
Base Metals	1.1%
Cement & Aggregates	1.0%
Life Science & Diagnostics	1.0%
Renewable Energy Equipment	1.0%
Food Services	1.0%
Other Industries (each less than 1%)	12.7%
Other Assets in Excess of Liabilities	4.2%
Total	100%